SEGMENT INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total revenue	$ 6,135	$ 5,352	$ 4,853
FFO	873	895	710
Total assets	84,347	78,127
Total liabilities	49,223	43,966
Core Office
Disclosure of operating segments [line items]
Total revenue	2,147	2,203	2,312
FFO	534	620	574
Total assets	33,795	34,527
Total liabilities	16,791	17,132
Core Retail
Disclosure of operating segments [line items]
Total revenue	0	0	0
FFO	486	429	397
Total assets	8,844	8,707
Total liabilities	0	0
Opportunistic
Disclosure of operating segments [line items]
Total revenue	3,986	3,149	2,541
FFO	326	320	223
Total assets	41,302	34,518
Total liabilities	25,920	20,435
Corporate
Disclosure of operating segments [line items]
Total revenue	2	0	0
FFO	(473)	(474)	$ (484)
Total assets	406	375
Total liabilities	$ 6,512	$ 6,399